Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities	5 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at January 20, 2021	$ 26,245,000
Change in fair value since initial measurement	(5,945,000)
Fair value at June 30, 2021	20,300,000
Private Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at January 20, 2021	9,955,000
Change in fair value since initial measurement	(2,255,000)
Fair value at June 30, 2021	7,700,000
Public Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at January 20, 2021	16,290,000
Change in fair value since initial measurement	(3,690,000)
Fair value at June 30, 2021	$ 12,600,000